Subsequent Events (Details) - USD ($)							12 Months Ended
		Jul. 01, 2026	Jun. 30, 2026	May 29, 2026	Apr. 09, 2026	Apr. 07, 2026	Mar. 31, 2026	Jul. 31, 2026	Jun. 22, 2026	Mar. 31, 2025
Subsequent Events [Line Items]
Percentage of average pre-consolidation closing price							75.00%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued	[1]						3,250,000			3,125,000
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.0016			$ 0.0016
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued									1
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued	[1]						62,500
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.0016			$ 0.0016
Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued									1
Shareholder Approval of Share Consolidation [Member] | Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued									16
Ordinary shares, par value (in Dollars per share)									$ 0.0016
Shareholder Approval of Share Consolidation [Member] | Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued									16
Ordinary shares, par value (in Dollars per share)									$ 0.0016
Subsequent Event [Member] | Lianyue Holding Limited [Member]
Subsequent Events [Line Items]
Voting power percentage					72.45%
Subscription Amount						$ 334,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Lianyue Holding Limited [Member]
Subsequent Events [Line Items]
Beneficially owned shares					15,035,000
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued				16
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Subsequent Event [Member] | Class B Ordinary Shares [Member] | Lianyue Holding Limited [Member]
Subsequent Events [Line Items]
Ordinary shares issued						2,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.167
Beneficially owned shares					2,400,000
Subsequent Event [Member] | Shareholder Approval of Share Consolidation [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued				16
Ordinary shares, par value (in Dollars per share)				$ 0.0016
Consolidated shares				1
Subsequent Event [Member] | Shareholder Approval of Share Consolidation [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued				16
Ordinary shares, par value (in Dollars per share)				$ 0.0016
Consolidated shares				1
Subsequent Event [Member] | Shareholder Approval of Share Consolidation [Member] | Minimum [Member]
Subsequent Events [Line Items]
Share capital				$ 50,000
Subsequent Event [Member] | Shareholder Approval of Share Consolidation [Member] | Minimum [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued				28,125,000
Ordinary shares, par value (in Dollars per share)				$ 0.0016
Subsequent Event [Member] | Shareholder Approval of Share Consolidation [Member] | Minimum [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued				3,125,000
Ordinary shares, par value (in Dollars per share)				$ 0.0016
Subsequent Event [Member] | Shareholder Approval of Share Consolidation [Member] | Maximum [Member]
Subsequent Events [Line Items]
Share capital				$ 80,000,000
Subsequent Event [Member] | Shareholder Approval of Share Consolidation [Member] | Maximum [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued				45,000,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0016
Subsequent Event [Member] | Shareholder Approval of Share Consolidation [Member] | Maximum [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued				5,000,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0016
July 2026 Private Placement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0016
Voting power percentage		97.69%
Gross proceeds			$ 396,000
Trading days			5 years
July 2026 Private Placement [Member] | Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Beneficially owned shares		939,688
July 2026 Private Placement [Member] | Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued			2,400,000
Beneficially owned shares		2,550,000						150,000
July 2026 Private Placement [Member] | Mr. Zhu [Member] | Forecast [Member]
Subsequent Events [Line Items]
Public price per share (in Dollars per share)			$ 2,400,000
Ordinary shares, par value (in Dollars per share)			0.0016
Selling price			$ 0.165
July 2026 Private Placement [Member] | Mr. Zhu [Member] | Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Beneficially owned shares			939,688					2,400,000
July 2026 Private Placement [Member] | Mr. Zhu [Member] | Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Beneficially owned shares			150,000

[1]	All share numbers have been retroactively adjusted to reflect the 1-for-16 Share Consolidation, that became effective on June 22, 2026.